Investments in associates and joint ventures	12 Months Ended
Dec. 31, 2019
Investments in associates and joint ventures
Investments in associates and joint ventures

13.         Investments in associates and joint ventures

The details on the participations, economic activity, address, area of operations and financial information of the investments in joint ventures and associates can be found in Exhibit 1.

13.1       Composition and movements

	2019	2018
Investment in joint ventures
Equion Energy Limited (1)	1,515,067	1,364,933
Offshore International Group	709,871	727,194
Ecodiesel Colombia S.A.	46,095	41,304
	2,271,033	2,133,431
Less impairment:
Equion Energy Limited	(322,388)	(187,636)
Offshore International Group	(530,330)	(346,121)
	1,418,315	1,599,674
Investments in associates
Gases del Caribe S.A. E.S.P.	1,527,911	—
Gas Natural del Oriente S.A. E.S.P.	166,685	—
Gases de la Guajira S.A. E.S.P.	68,608	—
Extrucol S.A.	28,501	—
E2 Energía Eficiente S.A. E.S.P.	32,847	—
Invercolsa S.A. (2)	—	243,294
Sociedad Colombiana de Servicios Portuarios S.A. - Serviport S.A.	11,070	11,212
Sociedad Portuaria Olefinas y Derivados	2,205	1,368
	1,837,827	255,874
Less impairment: Serviport S.A.	(11,070)	(11,212)
	1,826,757	244,662
	3,245,072	1,844,336

(1)

Equion Energía Limited: On December 14, 2007, Ecopetrol informed Equion of its decision not to extend the Santiago de las Atalayas, Tauramena, Recetor, Río Chitamena and Piedemonte association contracts, confirming their expiration dates on July 1, 2010, July 3, 2016, May 30, 2017, January 31, 2019 and February 29, 2020, respectively.

(2)

Invercolsa S.A. became a subsidiary as of November 29, 2019 (See Note 12), thus the direct investments of Invercolsa in Gases del Caribe S.A. E.S.P., Gas Natural del Oriente S.A. E.S.P., Gases de la Guajira S.A. E.S.P., Extrucol S.A., E2 Energía Eficiente S.A. E.S.P., became direct investments of the Group as of the consolidation.

Equion Energía Limited and Ecopetrol fulfilled the Piedemonte association contract, as well as the delivery and receipt of the operations that are covered under the same. This process established five stages: i) analysis and start-up, ii) planning, iii) execution, iv) delivery and receipt and v) closing. As of December 31, 2019, the project was in the delivery and receipt stage. During the first months of 2020, the next steps have been followed: reach the final agreements, deliver the operations and formalize the contract termination act, which was signed on February 29, 2020 and where the agreements, indemnities, closing of issues, list of pending and inventory of information delivery were included.

The following is the movement of investments in associates and joint ventures:

For the year ended December 31, 2019:

	Associates	Joint ventures	Total
Opening balance	244,662	1,599,674	1,844,336
Effects of equity method through:
Profit or loss	109,538	257,366	366,904
Other comprehensive income	(174,991)	4,531	(170,460)
Dividends declared	(75,674)	(4,192)	(79,866)
Impairment reversal (loss) (Note 17)	142	(318,962)	(318,820)
Foreign currency translation	1,723,080	(120,102)	1,602,978
Closing balance	1,826,757	1,418,315	3,245,072

For the year ended December 31, 2018:

	Associates	Joint ventures	Total
Opening balance	225,178	1,105,282	1,330,460
Effects of equity method through:
Profit or loss	105,908	59,928	165,836
Other comprehensive income	1,731	135,831	137,562
Dividends declared	(86,847)	(3,503)	(90,350)
Impairment (Note 17)	(1,308)	302,136	300,828
Closing balance	244,662	1,599,674	1,844,336

For the year ended December 31, 2017:

	Associates	Joint ventures	Total
Opening balance	249,537	1,303,157	1,552,694
Effects of equity method through:
Profit or loss	46,669	46,869	93,538
Other comprehensive income	—	(14,752)	(14,752)
Dividends declared	(61,124)	(224,837)	(285,961)
Impairment (Note 17)	(9,904)	(5,155)	(15,059)
Closing balance	225,178	1,105,282	1,330,460

13.2       Additional information about associates and joint ventures

The following is the breakdown of assets, liabilities and results of the two main investments in associates and joint ventures, Equion Energy Limited and the Offshore International Group, as of December 31, 2019 and 2018:

	2019		2018
		Offshore		Offshore
	Equion Energy	International	Equion Energy	International
	Limited	Group	Limited	Group
Statement of financial position
Current assets	2,530,453	284,591	2,083,614	354,959
Non–current assets	95,384	1,481,680	484,336	1,523,549
Total assets	2,625,837	1,766,271	2,567,950	1,878,508
Current liabilities	315,002	310,561	550,933	221,606
Non–current liabilities	76,768	718,863	77,331	885,410
Total liabilities	391,770	1,029,424	628,264	1,107,016
Equity	2,234,067	736,847	1,939,686	771,492
Other complementary information
Cash and cash equivalents	188,820	48,752	185,762	96,592
Current financial liabilities	—	—	3,176	95,633
Non–current financial liabilities	—	—	—	137,708

	2019		2018		2017
	Equion	Offshore	Equion	Offshore	Equion	Offshore
	Energy	International	Energy	International	Energy	International
	Limited	Group	Limited	Group	Limited	Group
Statement of profit or loss
Sales revenue	1,285,891	529,167	1,490,177	653,054	1,213,692	393,210
Costs	(671,179)	(690,484)	(755,656)	(585,192)	(793,999)	(508,461)
Administrative expenses and others	(624)	(64,115)	29,136	(353,010)	12,188	(103,340)
Financial (expenses) income	(3,660)	(31,288)	(3,659)	(21,227)	2,373	(20,264)
Income tax	(214,048)	208,473	(338,487)	(16,594)	(180,546)	60,575
Financial year results	396,380	(48,247)	421,511	(322,969)	253,708	(178,280)
Other comprehensive results	1,102,757	—	1,095,090	—	913,728	—
Other complementary information
Dividends paid to the Ecopetrol Business Group	—	—	—	—	217,075	—
Depreciation and amortization	404,482	226,654	511,615	243,601	557,970	232,953

This is a reconciliation of equity of the significant investments and the carrying amount of investments as of December 31:

	2019		2018
	Equion	Offshore	Equion	Offshore
	Energy	International	Energy	International
	Limited	Group	Limited	Group
Equity of the joint venture	2,234,067	736,847	1,939,686	771,492
% of Ecopetrol’s ownership	51%	50%	51%	50%
Ecopetrol’s ownership	1,139,374	368,424	989,240	385,746
Additional value of the investment	375,693	341,447	375,693	341,448
Impairment	(322,388)	(530,330)	(187,636)	(346,121)
Carrying amount of the investment	1,192,679	179,541	1,177,297	381,073